Consolidated Balance Sheets (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 33,569,198	$ 47,743,155	$ 55,218,361
Accounts receivable	2,281,282	2,046,219	3,397,869
Prepaid expenses	1,103,449	137,634	46,474
Total current assets	36,953,929	49,927,008	58,662,704
Restricted cash	404,850	404,850	582,171
Property and equipment, net	4,469,882	3,267,796	3,287,683
Other assets	147,246	147,246	148,026
Total assets	41,975,907	53,746,900	62,680,584
Current liabilities:
Accounts payable	1,798,228	3,739,125	11,051,456
Accrued expenses	939,811	1,237,025	1,051,825
Lease exit liability - current	1,229,454	628,768	533,560
Deferred revenue - current	21,298,318	24,123,176	31,652,533
Total current liabilities	25,265,811	29,728,094	44,289,374
Lease exit liability	8,378,184	9,445,171	10,073,939
Deferred rent liability	2,888,688	2,801,653	2,360,838
Preferred stock warrant liability	679,296	52,947	203,642
Deferred revenue, net of current portion	8,812,342	19,956,343	23,237,075
Total liabilities	46,024,321	61,984,208	80,164,868
Stockholders' equity (deficit):
Common stock, $0.01 par value - 425,000,000 shares authorized, 1,049,030 issued and outstanding at December 31, 2011, 1,098,914 issued and outstanding at December 31, 2012, 2,124,624 issued and outstanding at September 30, 2013 and 19,196,684 at September 30, 2013 (Pro Forma)	21,246	10,989	10,490
Treasury stock, at cost; 14,381 shares at September 30, 2013 and December 31, 2012	(57,742)	(57,742)	(57,742)
Additional paid-in capital	165,569,134	164,334,646	163,449,924
Accumulated deficit	(172,528,254)	(175,472,403)	(183,834,158)
Total stockholders' equity (deficit)	(4,048,414)	(8,237,308)	(17,484,284)
Total liabilities and stockholders' equity (deficit)	41,975,907	53,746,900	62,680,584
Pro Forma [Member]
Stockholders' equity (deficit):
Common stock, $0.01 par value - 425,000,000 shares authorized, 1,049,030 issued and outstanding at December 31, 2011, 1,098,914 issued and outstanding at December 31, 2012, 2,124,624 issued and outstanding at September 30, 2013 and 19,196,684 at September 30, 2013 (Pro Forma)	191,967
Treasury stock, at cost; 14,381 shares at September 30, 2013 and December 31, 2012	(57,742)
Additional paid-in capital	168,345,615
Accumulated deficit	(172,528,254)
Total stockholders' equity (deficit)	(4,048,414)
Total liabilities and stockholders' equity (deficit)	41,975,907
Series A-1 Convertible Preferred Stock [Member]
Stockholders' equity (deficit):
Convertible preferred stock	268,748	268,748	268,748
Series A-2 Convertible Preferred Stock [Member]
Stockholders' equity (deficit):
Convertible preferred stock	73,646	73,646	73,646
Series B Convertible Preferred Stock [Member]
Stockholders' equity (deficit):
Convertible preferred stock	714,012	714,012	714,012
Series C Convertible Preferred Stock [Member]
Stockholders' equity (deficit):
Convertible preferred stock	1,109,522	1,109,522	1,109,522
Series D Convertible Preferred Stock [Member]
Stockholders' equity (deficit):
Convertible preferred stock	144,462	144,462	144,462
Series D-2 Convertible Preferred Stock [Member]
Stockholders' equity (deficit):
Convertible preferred stock	$ 636,812	$ 636,812	$ 636,812